Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	LEGG MASON PARTNERS INSTITUTIONAL TRUST
SUPPLEMENT DATED MAY 15, 2020
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION (“SAI”) DATED JUNE 28, 2019 OF
WESTERN ASSET SMASH SERIES C FUND,
WESTERN ASSET SMASH SERIES EC FUND, AND
WESTERN ASSET SMASH SERIES M FUND
(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

Effective immediately, the Funds’ Prospectus and SAI are amended as follows.

The sentence on the cover page of the Funds’ Prospectus that reads “The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.” is deleted in its entirety and replaced with the following:

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.

In the Prospectus, the section entitled “Principal risks” for each Fund is amended to add the following:

Commodities risk. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of the fund’s shares to decline or fluctuate in a rapid and unpredictable manner. Investments in commodity-linked instruments may subject the fund to greater volatility than investments in traditional securities or the commodity, commodities or commodity index to which they relate. The value of commodity-linked instruments may be affected, for example, by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The fund’s ability to gain exposure to commodities using derivatives, or other means, may be limited by tax considerations. If the fund has taken a long or short position in a commodity using futures contracts or other derivatives, it might be required to take or make delivery of the underlying commodity under undesirable circumstances. This would cause the fund to incur a number of costs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the fund focuses its investments in a particular commodity, the fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments.

Commodity regulatory risk. The fund is a “commodity pool” and the fund’s manager is registered as a “commodity pool operator” under the Commodity Exchange Act with respect to the fund. As a result, additional disclosure, reporting and recordkeeping obligations mandated by the U.S. Commodity Futures Trading Commission (“CFTC”) apply with respect to the fund. The fund’s manager is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC.
Western Asset SMASh Series C Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	LEGG MASON PARTNERS INSTITUTIONAL TRUST
SUPPLEMENT DATED MAY 15, 2020
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION (“SAI”) DATED JUNE 28, 2019 OF
WESTERN ASSET SMASH SERIES C FUND,
WESTERN ASSET SMASH SERIES EC FUND, AND
WESTERN ASSET SMASH SERIES M FUND
(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

Effective immediately, the Funds’ Prospectus and SAI are amended as follows.

The sentence on the cover page of the Funds’ Prospectus that reads “The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.” is deleted in its entirety and replaced with the following:

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.

In the Prospectus, the section entitled “Principal risks” for each Fund is amended to add the following:

Commodities risk. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of the fund’s shares to decline or fluctuate in a rapid and unpredictable manner. Investments in commodity-linked instruments may subject the fund to greater volatility than investments in traditional securities or the commodity, commodities or commodity index to which they relate. The value of commodity-linked instruments may be affected, for example, by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The fund’s ability to gain exposure to commodities using derivatives, or other means, may be limited by tax considerations. If the fund has taken a long or short position in a commodity using futures contracts or other derivatives, it might be required to take or make delivery of the underlying commodity under undesirable circumstances. This would cause the fund to incur a number of costs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the fund focuses its investments in a particular commodity, the fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments.

Commodity regulatory risk. The fund is a “commodity pool” and the fund’s manager is registered as a “commodity pool operator” under the Commodity Exchange Act with respect to the fund. As a result, additional disclosure, reporting and recordkeeping obligations mandated by the U.S. Commodity Futures Trading Commission (“CFTC”) apply with respect to the fund. The fund’s manager is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC.
Western Asset SMASh Series EC Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	LEGG MASON PARTNERS INSTITUTIONAL TRUST
SUPPLEMENT DATED MAY 15, 2020
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION (“SAI”) DATED JUNE 28, 2019 OF
WESTERN ASSET SMASH SERIES C FUND,
WESTERN ASSET SMASH SERIES EC FUND, AND
WESTERN ASSET SMASH SERIES M FUND
(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

Effective immediately, the Funds’ Prospectus and SAI are amended as follows.

The sentence on the cover page of the Funds’ Prospectus that reads “The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.” is deleted in its entirety and replaced with the following:

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.

In the Prospectus, the section entitled “Principal risks” for each Fund is amended to add the following:

Commodities risk. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of the fund’s shares to decline or fluctuate in a rapid and unpredictable manner. Investments in commodity-linked instruments may subject the fund to greater volatility than investments in traditional securities or the commodity, commodities or commodity index to which they relate. The value of commodity-linked instruments may be affected, for example, by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The fund’s ability to gain exposure to commodities using derivatives, or other means, may be limited by tax considerations. If the fund has taken a long or short position in a commodity using futures contracts or other derivatives, it might be required to take or make delivery of the underlying commodity under undesirable circumstances. This would cause the fund to incur a number of costs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the fund focuses its investments in a particular commodity, the fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments.

Commodity regulatory risk. The fund is a “commodity pool” and the fund’s manager is registered as a “commodity pool operator” under the Commodity Exchange Act with respect to the fund. As a result, additional disclosure, reporting and recordkeeping obligations mandated by the U.S. Commodity Futures Trading Commission (“CFTC”) apply with respect to the fund. The fund’s manager is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC.
Western Asset SMASh Series M Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	LEGG MASON PARTNERS INSTITUTIONAL TRUST
SUPPLEMENT DATED MAY 15, 2020
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION (“SAI”) DATED JUNE 28, 2019 OF
WESTERN ASSET SMASH SERIES C FUND,
WESTERN ASSET SMASH SERIES EC FUND, AND
WESTERN ASSET SMASH SERIES M FUND
(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

Effective immediately, the Funds’ Prospectus and SAI are amended as follows.

The sentence on the cover page of the Funds’ Prospectus that reads “The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.” is deleted in its entirety and replaced with the following:

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined whether this Prospectus is accurate or complete.

In the Prospectus, the section entitled “Principal risks” for each Fund is amended to add the following:

Commodities risk. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of the fund’s shares to decline or fluctuate in a rapid and unpredictable manner. Investments in commodity-linked instruments may subject the fund to greater volatility than investments in traditional securities or the commodity, commodities or commodity index to which they relate. The value of commodity-linked instruments may be affected, for example, by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The fund’s ability to gain exposure to commodities using derivatives, or other means, may be limited by tax considerations. If the fund has taken a long or short position in a commodity using futures contracts or other derivatives, it might be required to take or make delivery of the underlying commodity under undesirable circumstances. This would cause the fund to incur a number of costs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the fund focuses its investments in a particular commodity, the fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments.

Commodity regulatory risk. The fund is a “commodity pool” and the fund’s manager is registered as a “commodity pool operator” under the Commodity Exchange Act with respect to the fund. As a result, additional disclosure, reporting and recordkeeping obligations mandated by the U.S. Commodity Futures Trading Commission (“CFTC”) apply with respect to the fund. The fund’s manager is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC.